Disposal of Subsidiaries - Summary of Gain on Disposal of Subsidiaries (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 TWD ($)
GAPT Holdings and ASEKS [member]
Disclosure of gain from disposals of subsidiaries [line items]
Total consideration			$ 36,939,133
Net assets disposed of			(20,167,999)
Non-controlling interest			0
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control			569,284
Gain on disposal of			$ 17,340,418
LUCHU [member]
Disclosure of gain from disposals of subsidiaries [line items]
Total consideration	$ 2,354,938	$ 76,909
Net assets disposed of	(2,121,112)	(69,272)
Non-controlling interest	295,895	9,663
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control	0	0
Gain on disposal of	$ 529,721	$ 17,300